Schedule of Disaggregated of Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total revenues	$ 67	$ 9	$ 86	$ 26	$ 34	$ 144
Grant Revenues [Member]
Product Information [Line Items]
Total revenues	21		21			104
Other Revenues [Member]
Product Information [Line Items]
Total revenues	$ 46	$ 9	$ 65	$ 26	$ 34	$ 40